SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
MWE Investment Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties	[1]	$ 10	$ 9
P4 Engineering Industrial Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties	[2]	2,187	1,059
YinZhan Holding Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties	[3]	2
MWE Investments Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties	[4]	1
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from related parties		$ 2,200	$ 1,068

[1]	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors, and they are also the shareholders and hold 88% stake in MWE Investment Pte Ltd.
[2]	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors, and Mr. James Lim and Ms. Lee NG also the shareholders and hold 100% stake in P4 Engineering Industrial Pte Ltd.
[3]	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.
[4]	Mr. James Lim and Ms. Lee NG are the directors, and they are also the shareholders and hold 100% stake in MWE Investments Ltd.